SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Residential Real Estate One To Four Family [Member] | Impaired Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired Loans, Fair value		$ 186
Valuation Technique(s)		Sales comparison approach
Unobservable Input(s)		Adjustments for differences between comparable sales
Range (Weighted Average)		4.30%
Residential Real Estate One To Four Family [Member] | Impaired Loans [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)		3.10%
Residential Real Estate One To Four Family [Member] | Impaired Loans [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)		19.80%
Residential Real Estate One To Four Family [Member] | Repossessed Assets [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired Loans, Fair value	$ 525	$ 1,140
Valuation Technique(s)	Sales comparison approach	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales	Adjustments for differences between comparable sales
Range (Weighted Average)	2.90%	1.10%
Residential Real Estate One To Four Family [Member] | Repossessed Assets [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	1.50%	(37.10%)
Residential Real Estate One To Four Family [Member] | Repossessed Assets [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	11.70%	30.20%
Residential Real Estate Land [Member] | Repossessed Assets [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired Loans, Fair value	$ 15	$ 15
Valuation Technique(s)	Sales comparison approach	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales	Adjustments for differences between comparable sales
Range (Weighted Average)	20.80%	20.80%
Residential Real Estate Land [Member] | Repossessed Assets [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	20.20%	20.20%
Residential Real Estate Land [Member] | Repossessed Assets [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	38.90%	38.90%